Capital management - Main credit ratings of ING (Details)	12 Months Ended
Dec. 31, 2021
Standard & Poor [Member]
Disclosure of Capital management [table]
Credit rating status long term	A-
Credit rating status short term	A-2
Outlook	Stable
Senior unsecured rating	A-
Moody's [Member]
Disclosure of Capital management [table]
Outlook	Stable
Senior unsecured rating	Baa1
Fitch [Member]
Disclosure of Capital management [table]
Credit rating status long term	A+
Credit rating status short term	F1
Outlook	Stable
Senior unsecured rating	A+